Subordinated liabilities - Preference Shares (Details) £ / shares in Units, £ in Millions	Dec. 31, 2023 GBP (£) £ / shares shares	Dec. 31, 2023 $ / shares	Dec. 31, 2022 GBP (£) shares		Dec. 31, 2021 GBP (£) shares
Preference Shares [Line Items]
Share capital	£ 6,358		£ 6,729	[1]	£ 7,102	[1]
Preference shares £m | 6% Non-cumulative Redeemable Preference shares of GBP0.25
Preference Shares [Line Items]
Borrowings, interest rate (in percent)	6.00%
Number of shares outstanding | shares	400		400		400
Share capital	£ 0		£ 0		£ 0
Par value per share (in GBP per share) | £ / shares	£ 0.25
% of share capital	0.00%		0.00%
Preference shares £m | 6.475% Non-cumulative Preference shares of GBP0.25
Preference Shares [Line Items]
Borrowings, interest rate (in percent)	6.475%
Number of shares outstanding | shares	47,273,816		47,273,816		47,273,816
Share capital	£ 12		£ 12		£ 12
Par value per share (in GBP per share) | £ / shares	£ 0.25
% of share capital	0.07%		0.07%
Preference shares £m | 9.25% Non-cumulative Irredeemable Preference shares of GBP0.25
Preference Shares [Line Items]
Borrowings, interest rate (in percent)	9.25%
Number of shares outstanding | shares	252,510,147		252,510,147		252,510,147
Share capital	£ 63		£ 63		£ 63
Par value per share (in GBP per share) | £ / shares	£ 0.25
% of share capital	0.40%		0.37%
Preference shares £m | 9.75% Non-cumulative Irredeemable Preference shares of GBP0.25
Preference Shares [Line Items]
Borrowings, interest rate (in percent)	9.75%
Number of shares outstanding | shares	43,630,285		43,630,285		43,630,285
Share capital	£ 11		£ 11		£ 11
Par value per share (in GBP per share) | £ / shares	£ 0.25
% of share capital	0.07%		0.06%
Preference shares £m | 6.413% Non-cumulative Fixed/Floating Rate Callable Preference shares of USD0.25
Preference Shares [Line Items]
Borrowings, interest rate (in percent)	6.413%
Number of shares outstanding | shares	48,990		48,990		48,990
Share capital	£ 0		£ 0		£ 0
Par value per share (in GBP per share) | $ / shares		$ 0.25
% of share capital	0.00%		0.00%
Preference shares £m | 6.657% Non-cumulative Fixed/Floating Rate Callable Preference shares of USD0.25
Preference Shares [Line Items]
Borrowings, interest rate (in percent)	6.657%
Number of shares outstanding | shares	37,627		37,627		37,627
Share capital	£ 0		£ 0		£ 0
Par value per share (in GBP per share) | $ / shares		$ 0.25
% of share capital	0.00%		0.00%

[1]	1 Restated for presentational changes and for the adoption of IFRS 17; see notes 1 and 54.